Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000019441_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000019441_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000019441_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000064273_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000064273_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000064273_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.50%
C000212498_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%
C000212498_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%
C000212498_0_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%
C000019441_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%
C000019441_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.75%
C000019441_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.07%
C000064273_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%
C000064273_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.86%
C000064273_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.16%
C000212498_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.13%
C000212498_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.20%
C000212498_NoLoadClassMember_2024-04-01_2025-03-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	13.89%